Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated other comprehensive income
Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2011 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	(5)	(324)	6	(720)	383	(660)

Increase/(decrease) due to equity method investments	(1)	0	0	0	0	(1)

Reclassification adjustments, included in net income	(27)	16	(24)	105	12	82

Balance at end of period	(66)	(11,778)	99	(3,751)	362	(15,134)

2010 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	46	(2,822)	0	(338)	0	(3,114)

Increase/(decrease) due to equity method investments	(15)	0	1	0	0	(14)

Reclassification adjustments, included in net income	(23)	(13)	6	93	13	76

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

2009 (CHF million)

Balance at beginning of period	(145)	(8,211)	63	(2,543)	(103)	(10,939)

Increase/(decrease)	30	(609)	62	(368)	30	(855)

Increase/(decrease) due to equity method investments	87	0	0	0	0	87

Reclassification adjustments, included in net income	(13)	50	(15)	20	27	69

Balance at end of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Refer to "Note 26 - Tax" and "Note 29 - Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.